Fair Values of Assets and Liabilities - Changes in Level 3 Assets (Details) - RiverSource Life - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Level 3 assets measured at fair value on a recurring basis
Changes in unrealized gains (losses) in net income relating to assets held at end of period, location	Net investment income	Net investment income	Net investment income
Available-for-sale securities
Changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	$ 787	$ 1,170	$ 1,141
Total gains (losses) included in Net income	(1)	(1)
Total gains (losses) included in Other comprehensive income (loss)	(69)	(11)	14
Purchases	623	108	101
Issues		0
Settlements	(370)	(200)	(52)
Transfers into Level 3		170	14
Transfers out of Level 3	(30)	(449)	(48)
Balance, ending	940	787	1,170
Changes in unrealized gains (losses) in net income relating to assets held at end of period	(1)	(1)	(1)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at end of period	(63)	(9)	14
Corporate debt securities
Changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	496	766	735
Total gains (losses) included in Net income	(1)	(1)
Total gains (losses) included in Other comprehensive income (loss)	(44)	(10)	15
Purchases	29	108	62
Issues		0
Settlements	(85)	(119)	(46)
Transfers into Level 3		168	0
Transfers out of Level 3	0	(416)	0
Balance, ending	395	496	766
Changes in unrealized gains (losses) in net income relating to assets held at end of period	(1)	(1)	(1)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at end of period	(42)	(8)	15
Residential mortgage backed securities
Changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	0	9	17
Total gains (losses) included in Net income		0
Total gains (losses) included in Other comprehensive income (loss)		0	1
Purchases		0	39
Issues		0
Settlements		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		(9)	(48)
Balance, ending		0	9
Changes in unrealized gains (losses) in net income relating to assets held at end of period		0	0
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at end of period		0	1
Commercial mortgage backed securities
Changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	0
Total gains (losses) included in Net income	0
Total gains (losses) included in Other comprehensive income (loss)	0
Purchases	30
Settlements	0
Transfers out of Level 3	(30)
Balance, ending	0	0
Changes in unrealized gains (losses) in net income relating to assets held at end of period	0
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at end of period	0
Asset backed securities
Changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	291	395	389
Total gains (losses) included in Net income	0	0
Total gains (losses) included in Other comprehensive income (loss)	(25)	(1)	(2)
Purchases	564	0	0
Issues		0
Settlements	(285)	(81)	(6)
Transfers into Level 3		2	14
Transfers out of Level 3	0	(24)	0
Balance, ending	545	291	395
Changes in unrealized gains (losses) in net income relating to assets held at end of period	0	0	0
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at end of period	(21)	(1)	(2)
Fixed deferred indexed annuities ceded embedded derivatives
Changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	59	0
Total gains (losses) included in Net income	(8)	3
Total gains (losses) included in Other comprehensive income (loss)	0	0
Purchases	0	0
Issues		57
Settlements	(3)	(1)
Transfers into Level 3		0
Transfers out of Level 3	0	0
Balance, ending	48	59	$ 0
Changes in unrealized gains (losses) in net income relating to assets held at end of period	0	0
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at end of period	$ 0	$ 0